Subsequent Events (Details Narrative) - USD ($) $ in Thousands	Jul. 01, 2020	Jul. 08, 2020	Jun. 30, 2020	Dec. 31, 2019
Long-term debt outstanding			$ 51,663	$ 58,919
Subsequent Event [Member]
Number of common shares issued	68,410
Subsequent Event [Member] | Secured Loan - Seventhone Corp [Member]
Long-term debt outstanding		$ 15,250
Subsequent Event [Member] | Previous Secured Loan - Seventhone Corp [Member]
Long-term debt outstanding		$ 11,293